Other administrative expenses (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Administrative expense [Abstract]
Administrative services hired	$ 107,190,217	$ 115,372,903	$ 87,302,767
Taxes	86,451,632	163,318,175	151,019,248
Rent	71,682,603	89,358,161	97,381,569
Armored transportation services	64,838,732	63,731,531	59,780,565
Maintenance costs	62,555,833	63,520,011	60,867,961
Advertising	50,890,096	45,086,683	39,366,763
Documents distribution	31,035,191	29,976,302	19,064,979
Security services	28,167,125	21,730,721	16,726,505
Other fees	28,041,297	22,598,257	20,906,394
Electricity and communications	27,577,411	25,980,833	24,009,518
IT	24,812,538	42,867,230	82,744,827
Trade reports	17,493,196	15,220,638	12,951,754
Representation, travel and mobility	6,476,595	4,998,396	4,570,162
Insurance	5,732,815	5,608,887	5,538,948
Stationery and supplies	1,092,998	1,152,020	1,077,332
Fees to Bank Directors and Supervisory Committee	1,041,204	928,389	943,046
Other administrative expenses	33,499,199	30,847,597	30,371,312
TOTAL	$ 648,578,682	$ 742,296,734	$ 714,623,650